GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	For the years ended December 31,
	2022	2023
	RMB	RMB
Balance as of January 1
Goodwill, gross	1,339,657	1,364,191
Accumulated impairment losses	—	—
Goodwill, net	1,339,657	1,364,191
Goodwill acquired	24,534	—
Impairment	—	(1,364,191)
Balance as of December 31
Goodwill, gross	1,364,191	1,364,191
Accumulated impairment losses	—	(1,364,191)
Goodwill, net	1,364,191	—